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BBH U.S. MONEY MARKET PORTFOLIO 12-31-04 NCSR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-08842

Name of Fund:  BBH U.S. Money Market Portfolio

Fund Address:  40 Water Street
               	Boston, MA  02109-3661

Name and address of agent for service:
	Nancy D. Osborn, Principal Financial Officer,
	BBH U.S. Money Market Portfolio, 40 Water Street, Boston, MA, 01915. Mailing address: 140 Broadway, New York, NY, 10005

Registrant's telephone number, including area code:  (800) 625-5759

Date of fiscal year end: 06/30/05

Date of reporting period: 07/01/04 - 12/31/04







Item 1 - Attach shareholder report

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
December 31, 2004 (unaudited)
(expressed in U.S. dollars)

BREAKDOWN BY SECURITY TYPE
                                                                      Percent of
                                                    U.S. $ Value      Net Assets
                                                    ------------      ----------
BANK NOTES .....................................   $   99,626,114        3.2%
CERTIFICATES OF DEPOSIT ........................      334,936,136       10.9
COMMERCIAL PAPER ...............................    1,339,734,971       43.7
CORPORATE BONDS ................................      121,825,409        4.0
FOREIGN BOND ...................................       20,428,169        0.7
MUNICIPAL BOND .................................       35,700,000        1.1
U.S. GOVERNMENT AGENCY OBLIGATIONS .............      607,581,560       19.8
TIME DEPOSITS ..................................      502,300,000       16.4
OTHER ASSETS IN EXCESS OF LIABILITIES ..........        4,804,157        0.2
                                                   --------------      -----
NET ASSETS .....................................   $3,066,936,516      100.0%
                                                   ==============      =====

All data as of December 31, 2004. The Fund's breakdown by security type is expressed as a percentage of net assets and may vary over time.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2004 (unaudited)
(expressed in U.S. dollars)

  Principal                                   Maturity   Interest
   Amount                                       Date       Rate       Value
  ---------                                   --------   --------  ------------
              BANK NOTES (3.2%)
$ 39,700,000  BNP Paribas .....................  04/15/05  1.320% $   39,633,440
  35,000,000  SouthTrust Bank NA(1) ...........  03/14/05  2.430      34,993,424
  25,000,000  U.S. Bank NA ....................  03/11/05  1.200      24,999,250
                                                                  --------------
              Total Bank Notes ................                       99,626,114
                                                                  --------------

              CERTIFICATES OF DEPOSIT (10.9%)
  50,000,000  Bank of Montreal ................  01/31/05  2.330      50,000,000
  50,000,000  Barclays Bank, Plc ..............  02/04/05  2.280      50,000,470
  25,000,000  BNP Paribas .....................  02/02/05  2.270      25,000,000
  40,000,000  Royal Bank of Scotland ..........  02/23/05  1.330      39,993,150
  20,000,000  Societe Generale ................  05/31/05  2.000      20,000,000
  50,000,000  UBS AG (Stamford) ...............  03/14/05  1.205      49,942,516
  50,000,000  Washington Mutual, Inc. .........  01/31/05  2.350      50,000,000
  50,000,000  Wells Fargo Bank NA .............  01/24/05  2.020      50,000,000
                                                                  --------------
              Total Certificates of Deposit ...                      334,936,136
                                                                  --------------

              COMMERCIAL PAPER (43.7%)
  50,000,000  Bank of America Corp. ...........  01/28/05  2.260      49,915,250
  25,000,000  Bank of America Corp. ...........  02/01/05  2.000      24,956,945
  50,000,000  Bear Stearns & Co., Inc. ........  01/18/05  2.060      49,951,361
  47,500,000  Beta Financial Group, Inc. ......  01/14/05  1.880      47,467,753
  75,000,000  BMW U.S. Capital LLC ............  01/03/05  2.200      74,990,833
  25,000,000  CC (USA), Inc. ..................  01/25/05  2.020      24,966,333
  25,000,000  CC (USA), Inc. ..................  02/22/05  2.290      24,917,306
  25,000,000  CIT Group Holdings, Inc. ........  02/28/05  2.100      24,915,416
  25,000,000  CIT Group Holdings, Inc. ........  03/01/05  2.120      24,913,139
  50,290,000  City of Chicago, Illinois .......  01/10/05  2.174      50,262,664
  43,550,000  Columbia University .............  02/04/05  2.310      43,454,988
  25,000,000  Credit Suisse First Boston Corp.   02/04/05  2.030      24,952,069
  25,000,000  Credit Suisse First Boston Corp.   02/10/05  2.210      24,938,611

  50,000,000  Danske Corp. ....................  02/14/05  2.050      49,874,722
  50,000,000  Deutsche Bank AG ................  01/31/05  2.320      49,903,333
  15,000,000  Eli Lilly and Co. ...............  01/19/05  2.010      14,984,925
  25,000,000  Eli Lilly and Co. ...............  02/01/05  2.260      24,951,347
  25,000,000  General Electric Capital Corp. ..  02/17/05  2.260      24,926,236

   The accompanying notes are an integral part of these financial  statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2004 (unaudited)
(expressed in U.S. dollars)

  Principal                                   Maturity   Interest
   Amount                                       Date       Rate       Value
  ---------                                   --------   --------  ------------
              COMMERCIAL PAPER (continued)
$ 25,000,000  General Electric Capital Corp. ..  08/05/05  2.650% $   24,602,500
  50,000,000  Goldman Sachs Group, Inc. .......  01/05/05  1.360      49,992,445
  50,000,000  ING Funding LLC .................  02/03/05  2.020      49,907,417
  25,000,000  ING Funding LLC .................  02/10/05  2.200      24,938,889
  25,000,000  International Lease Finance Corp.  01/24/05  2.020      24,967,736
  25,000,000  International Lease Finance Corp.  02/07/05  2.290      24,941,160
  25,000,000  International Lease Finance Corp.  02/14/05  2.220      24,932,167
  50,000,000  Kittyhawk Funding Corp. .........  01/10/05  2.330      49,970,875
  25,000,000  Lloyds TSB Group, Plc ...........  03/17/05  1.960      24,897,917
  50,000,000  Morgan Stanley ..................  01/24/05  2.230      49,928,764
  25,000,000  National Rural Utilities
                Cooperative Finance Corp. .....  01/18/05  2.320      24,972,611
  25,000,000  National Rural Utilities
                Cooperative Finance Corp. .....  01/21/05  2.320      24,967,778
  30,000,000  Network Rail, Ltd. ..............  01/06/05  1.780      29,992,583
  25,000,000  Oesterreichische Nationalbank ...  02/18/05  2.080      24,930,667
  11,000,000  Regents of the University
  25,000,000    of California .................  01/06/05  2.000      10,996,944
  24,280,000  SBC Communications, Inc. ........  02/04/05  2.340      24,944,750
  20,372,000  Three Rivers Funding Corp. ......  01/03/05  2.240      24,276,979
  75,000,000  Three Rivers Funding Corp. ......  01/18/05  2.330      20,349,585
  50,000,000  UBS Finance, Ltd. ...............  01/03/05  2.180      74,990,917
  25,000,000  Variable Funding Capital Corp. ..  01/03/05  2.200      49,993,889
              Variable Funding Capital Corp. ..  01/04/05  2.320      24,995,167
                                                                  --------------
              Total Commercial Paper ..........                    1,339,734,971
                                                                  --------------
              CORPORATE BONDS (4.0%)
  11,645,000  Bank One Corp. ..................  08/01/05  7.625      11,970,051
  42,750,000  Citigroup, Inc.(1) ..............  02/07/05  2.280      42,753,955
  17,679,000  Citigroup, Inc. .................  12/01/05  6.750      18,280,214
  10,845,000  First Union Corp. ...............  08/18/05  7.550      11,165,580
  22,400,000  Norwest Corp. ...................  12/01/05  6.200      23,068,816
  14,600,000  SLM Corp. .......................  12/01/05  2.750      14,586,793
                                                                  --------------
              Total Corporate Bonds ...........                      121,825,409
                                                                  --------------
              FOREIGN BOND (0.7%)
  20,368,000  Providence of Quebec, Canada ....  01/19/05  8.625      20,428,169
                                                                  --------------

   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2004 (unaudited)
(expressed in U.S. dollars)

  Principal                                   Maturity   Interest
   Amount                                       Date       Rate       Value
  ---------                                   --------   --------     -----
               MUNICIPAL BOND (1.1%)
$ 35,700,000 Los Angeles, California,
               Water & Power Revenue(1) ......  01/06/05  2.430% $   35,700,000
                                                                 ---------------
             U.S. GOVERNMENT AGENCY OBLIGATIONS (19.8%)
  29,000,000 Federal Farm Credit Bank(1) .....  01/04/05  2.409      29,000,000
  40,000,000 Federal Farm Credit Bank(1) .....  01/05/05  2.259      40,000,000
  50,000,000 Federal Home Loan Bank(1) .......  01/25/05  2.338      49,998,282
  75,000,000 Federal Home Loan Bank(1) .......  03/21/05  2.450      74,993,419
  75,000,000 Federal Home Loan
               Mortgage Corp.(1) .............  01/01/05  2.220      74,998,721
  50,000,000 Federal Home Loan
               Mortgage Corp. ................  01/24/05  1.930      49,938,348
  42,206,000 Federal Home Loan
               Mortgage Corp. ................  03/01/05  2.000      42,067,658
  94,025,000 Federal National
               Mortgage Assoc.(1) ............  01/04/05  2.419      94,025,000
 100,000,000 Federal National
               Mortgage Assoc ................  01/05/05  1.975      99,978,057
  25,000,000 Federal National
               Mortgage Assoc ................  07/15/05  7.000      25,641,263
  27,700,000 Federal National
               Mortgage Assoc ................  12/09/05  2.885      26,940,812
                                                                 ---------------
             Total U.S. Government
               Agency Obligations ............                      607,581,560
                                                                 ---------------
             TIME DEPOSITS (16.4%)
  75,000,000 Bank of Montreal ................  01/03/05  1.375      75,000,000
  25,000,000 Bank of Montreal ................  01/03/05  1.000      25,000,000
  75,000,000 BNP Paribas .....................  01/03/05  1.250      75,000,000
  75,000,000 Deutsche Bank AG ................  01/03/05  2.250      75,000,000
  27,300,000 Dresdner Bank ...................  01/03/05  0.500      27,300,000
  50,000,000 ING Bank ........................  01/03/05  2.280      50,000,000
 125,000,000 Royal Bank of Canada ............  01/03/05  2.250     125,000,000
  50,000,000 Societe Generale ................  01/03/05  2.125      50,000,000
                                                                 ---------------
             Total Time Deposits .............                      502,300,000
                                                                 ---------------
TOTAL INVESTMENTS, AT AMORTIZED COST..........             99.8% $3,062,132,359
OTHER ASSETS IN EXCESS OF LIABILITIES.........              0.2       4,804,157
                                                          -----  --------------
NET ASSETS....................................            100.0% $3,066,936,516
                                                          =====  ==============

----------
(1) Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest rate payment date). The yield shown represents the December 31, 2004 coupon rate.


   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2004 (unaudited)
(expressed in U.S. dollars)

ASSETS:
  Investments, at amortized cost .......................          $3,062,132,359
  Interest receivable ..................................               6,095,020
  Prepaid expenses .....................................                  38,543
                                                                  --------------
    Total Assets .......................................           3,068,265,922
                                                                  --------------
LIABILITIES:
  Due to bank ............................................               895,225
  Payables for:
    Investment advisory fees .............................               261,591
    Administrative fees ..................................                91,557
    Custody and accounting fees ..........................                40,000
    Board of Trustees' fees ..............................                26,431
  Accrued expenses and other liabilities .................                14,602
											--------------
      Total Liabilities ..................................             1,329,406
                                                                  --------------
NET ASSETS ...............................................        $3,066,936,516
                                                                  ==============

   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended December 31, 2004 (unaudited)
(expressed in U.S. dollars)

NET INVESTMENT INCOME:
   Income:

     Interest ...........................................          $ 26,512,078
                                                                   ------------
   Expenses:
     Investment advisory fees ...........................             1,544,903
     Administrative fees ................................               540,716
     Custody and accounting fees ........................               263,851
     Board of Trustees' fees ............................                91,403
     Miscellaneous expenses .............................                39,936
                                                                   ------------
       Total Expenses ...................................             2,480,809
       Fees paid indirectly .............................               (19,627)
                                                                   ------------
       Net Expenses .....................................             2,461,182
                                                                   ------------
   Net Investment Income ................................          $ 24,050,896
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (expressed in U.S. dollars)

                                                For the six
                                               months ended          For the
                                             December 31, 2004      year ended
                                                (unaudited)       June 30, 2004
                                             ----------------- -  -------------
INCREASE (DECREASE) IN NET ASSETS:
  From Operations:
    Net investment income .................  $     24,050,896  $     29,089,429
  Capital Transactions:


    Proceeds from contributions ...........     4,026,813,740     9,821,500,707
    Value of withdrawals ..................    (3,855,089,628)  (10,401,093,623)
                                             ----------------  ----------------
      Net increase (decrease) in net assets
        resulting from capital
        transactions ......................       171,724,112      (579,592,916)
                                             ----------------  ----------------
      Total increase (decrease) in
        net assets ........................       195,775,008      (550,503,487)

NET ASSETS:
  Beginning of year .......................     2,871,161,508     3,421,664,995
                                             ----------------  ----------------
  End of period ...........................  $  3,066,936,516  $  2,871,161,508
                                             ================  ================

   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (expressed in U.S. dollars)

                             For the six
                             months ended
                              December 31,                            For the years ended June 30,
                                  2004            ---------------------------------------------------------------------
                              (unaudited)            2004            2003           2002           2001         2000
                               ----------         ----------      ----------     ----------     ----------   ----------
Total return ..............          0.81%              0.99%           1.44%          2.47%          5.95%        5.70%
Ratios/Supplemental data:
   Net assets, end
     of period
     (000's omitted) ......    $3,066,937         $2,871,162      $3,421,665     $2,873,581     $2,358,010   $1,602,484
   Expenses as a percentage

     of average net assets:
     Net expenses paid
       by Portfolio .......          0.16%(1)           0.16%           0.15%          0.16%          0.15%        0.21%
     Expense offset
       arrangement ........          0.00%(1)(2)        0.00%(2)        0.00%(2)       0.00%(2)       0.01%          --
                               ----------         ----------      ----------     ----------     ----------   ----------
       Total expenses .....          0.16%(1)           0.16%           0.15%          0.16%          0.16%        0.21%
   Ratio of net investment
     income to average net
     assets ...............          1.56%              0.95%           1.40%          2.39%          5.64%        5.60%

----------
(1)   Annualized.

(2)   Amount is less than 0.01%.

   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 2004 (unaudited)
(expressed in U.S. dollars)

1. Organization and Accounting Policies. BBH U.S. Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company, which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on October 31, 1994. The Declaration of Trust permits the Trustees to create interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.


      A. Valuation of Investments. The Portfolio values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

      B. Interest Income. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Portfolio, accrued ratably to date of maturity.

      C. Federal Income Taxes. The Portfolio is treated as a partnership for federal income tax purposes and its operations are conducted in such a way that is it not to be considered engaged in a U.S. trade or business for U.S. tax purposes. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio's assets will be managed in such way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. At December 31, 2004, the cost of investments for federal income tax purposes was equal to the amortized cost of the investments for financial statement purposes.

      D.    Other.  Investment  transactions  are  accounted for on a trade date
            basis.   Realized  gains  and  losses,   if  any,  from   investment
            transactions are determined on the basis of identified cost.

2.    Transactions with Affiliates.

      Investment Advisory Fees. The Portfolio has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which it pays BBH a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Portfolio's average daily net assets. BBH has established a separately identifiable department (SID) to provide investment advice to mutual funds. The SID is registered with the Securities and Exchange Commission under the Investment Advisors Act of 1940. For the six months ended December 31, 2004, the Portfolio incurred $1,544,903 for advisory services.

      Administrative Fees. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which it pays BBHTC a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the six months ended December 31, 2004, the Portfolio incurred $540,716 for administrative services.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2004 (unaudited)
(expressed in U.S. dollars)

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Portfolio. For the six months ended December 31, 2004, the Portfolio incurred $91,403 for the Trustees' fees.

      Custody and Accounting Fees. BBH acts as a custodian and shall be entitled to receive a custody and accounting fee which is calculated and paid monthly. BBH holds all cash and investments and calculates the daily net asset value. The custody fee is a transaction based fee with an annual minimum of $30,000, and the accounting fee is calculated at 0.05% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the six months ended December 31, 2004, the Portfolio incurred $263,851 for custody and accounting services. These fees were reduced by $19,627 as a result of an expense offset arrangement with the Portfolio's custodian.

      Due to Bank. The Portfolio was overdrawn $895,225 on December 31, 2004. Under the custody agreement with BBH, BBH will make overnight loans to the Portfolio to cover overdrafts.




ITEM 2. CODE OF ETHICS


(a)	The registrant has adopted a code of
                  ethics that applies to the registrant's
                   principal executive officer, principal
                   financial officer, principal accounting
                   officer or controller or persons
                   performing similar functions.

(b)	No answer required.
(c)	Not applicable.
(d)	Not applicable.
(e)	Not applicable.
(f)
       (1) A copy of the code of ethics referenced in Item 2(a) of this Form N-CSR is available and can be mailed, free of charge, to anyone by calling (800) 575-1265.
 (2) Not applicable.
 (3) Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's Board of Trustees has designated two members of the audit committee as financial experts.
 	(2) The following Trustees have
                       been designated as audit
                      committee financial experts
                      by the Board of Trustees:
	   independent audit committee
                     members Arthur Miltenberger
                    and David Feldman are the
                    designated audit committee
                   financial experts.
    (3) Not applicable.
(b) No answer required.
(c) No answer required.
(d) No answer required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
N/A for 12-31, required for Annual Filings only.

(a)	Audit Fees N/A for 12-31 required for Annual Filings only


(b)	Audit-Related Fees N/A for 12-31 required for Annual Filings only

(c) 	Tax Fees N/A for 12-31 required for Annual Filings only


(d)	All Other Fees N/A for 12-31 required for Annual Filings only


(e)	(1) Pre-approval policies.
	(2) N/A for 12-31 required for Annual Filings only
(f)	N/A for 12-31 required for Annual Filings only
(g)	N/A for 12-31 required for Annual Filings only
(h)	N/A for 12-31 required for Annual Filings only

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The Trust has a separately designated audit committee.
      The members of the audit committee are:
      Eugene P. Beard ,Richard Carpenter,
      David P. Feldman, Alan G. Lowy and
      Arthur D. Miltenberger.

(b) Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES
 AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGER
        OF CLOSED-END MANAGEMENT INVESTMENT
        COMPANY.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES
 BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE
 OF SECURITY HOLDERS.

Not applicable.





ITEM 11. CONTROLS AND PROCEDURES.
(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.



ITEM 12.  EXHIBITS.




File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: A copy of the code of ethics is available and can be mailed, free of charge, to anyone by calling (800) 575-1265.

     (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

     [If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of
     Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.][The submission of Section 906 certifications has been proposed by the SEC, but has not yet been finalized. The SEC has encouraged issuers to submit Section 906 certifications as an exhibit to Form N-CSR until the final rule has been adopted. Please see Proposed Rule: Certification of Disclosure in Certain Exchange Act Reports, Release No. 33-8212 (March 21, 2003)].

I, John A. Nielsen, certify that:

1. I have reviewed this report on Form N-CSR of BBH U.S. Money Market Portfolio ("registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

	a. designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b. evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

c. presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officer and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of trustees (or persons performing the equivalent functions):

	a. all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

	b. any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officer and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



Date: March 3, 2005


/s/ John A. Nielson
==============
John A. Nielsen
President - Principal Executive Officer



I, Nancy D. Osborn, certify that:

1. I have reviewed this report on Form N-CSR of BBH U.S. Money Market Portfolio ("registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) for
 	the registrant and have:


a. designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b. evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

c. presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officer and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of trustees (or persons performing the equivalent functions):

a. all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b. any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officer and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Date: March 3, 2005

/s/Nancy D. Osborn
==============
Nancy D. Osborn
Treasurer - Principal Financial Officer


                          SECTION 906 CERTIFICATION

Pursuant to 18 U.S.C.ss. 1350, the undersigned officers of BBH U.S. Money Market Portfolio ("registrant"), hereby certify, to the best of our knowledge, that the Registrant's Report on Form N-CSR for the period ended 12/31/04 (the "Report") fully complies with the requirements of Section 13(a) or 15(d), as applicable, of the Securities and Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects,the financial condition and results of operations of the Registrant.


Dated: March 3, 2005


/s/John A. Nielsen
==============
John A. Nielsen
Title: President, Principal Executive Officer



Dated: March 3, 2005


/s/Nancy D. Osborn
==============
Nancy D. Osborn
Title: Treasurer, Principal Financial Officer

This certification is being furnished solely pursuant to 18 U.S.C.ss. 1350 and is not being filed as part of the Report or as a separate disclosure document.








                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   BBH U.S. Money Market Portfolio
             -------------------------------------


By (Signature and Title)*/s/ John A. Nielson
                           -----------------------------------------------------
                           John A. Nielsen, President
                           (Principle Executive Officer)
Date:  March 3, 2005











Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*/s/ Nancy D. Osborn
                          ------------------------------------------------------
                          Nancy D. Osborn, Treasurer
                          (Principal Financial Officer)

Date:  March 3, 2005


* Print name and title of each signing officer under his or her signature.





BBH US Money Market Portfolio December 2004 NCSR page 21 of 21 pages